SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cash	$ 337,595	$ 193,829
Cash equivalents	0	0
Investments held in trust account	116,728,213	120,600,737
Unrecognized tax benefits	0	0
Interest payable, current	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent	0.00%	9.60%
Federal depository insurance coverage		$ 250,000
Public Warrants and Placement Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of warrants to purchase shares		9,188,756
Redeemable Class A Common Stock [Member]
Property, Plant and Equipment [Line Items]
Redemption of shares	11,500,000	11,500,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Business combination, net tangible assets		$ 5,000,001
State and Local Jurisdiction [Member]
Property, Plant and Equipment [Line Items]
Effective Income Tax Rate Reconciliation, Percent	0.00%	9.60%